Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax matters
Current income tax charge	$ 28,004	$ 62,110	$ 144,246
Adjustments in current income tax in respect of prior years	(1,183)	(1,533)	(5,681)
Total	26,821	60,577	138,565
Origination and reversal of temporary differences	(7,758)	(3,216)	15,032
Impact of tax rate changes	(48)	(555)	460
Write-down of deferred tax assets			(1,448)
Adjustments in deferred tax in respect of prior years	(2,763)	734	(4,626)
Total	(10,569)	(3,037)	9,418
Income tax expense	$ 16,252	$ 57,540	$ 147,983